UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877)-446-3863

Date of fiscal year end: July 31, 2025

Date of reporting period: January 31, 2025

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

CCT Thematic Equity Fund

Institutional Shares - THMEX

Semi-Annual Shareholder Report: January 31, 2025

This semi-annual shareholder report contains important information about Institutional Shares of the CCT Thematic Equity Fund (the "Fund") for the period from August 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/chevychase/. You can also request this information by contacting us at 888-228-0002.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCT Thematic Equity Fund, Institutional Shares	$33	0.65%

Key Fund Statistics as of January 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$75,316	46	$87	7%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Netherlands	1.3%
Belgium	1.4%
Israel	1.6%
Hong Kong	1.8%
Sweden	1.9%
Canada	3.0%
France	4.0%
United Kingdom	4.7%
Spain	4.9%
Japan	6.2%
Switzerland	6.7%
United States	58.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Amazon.com	3.8%
Goldman Sachs Group	3.2%
ABB ADR	3.1%
Franco-Nevada	3.0%
Cadence Design Systems	3.0%
Shell PLC ADR	3.0%
Cognex	2.9%
Natera	2.8%
NVIDIA	2.7%
Illumina	2.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-228-0002

  https://funddocs.filepoint.com/chevychase/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-228-0002 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

THMEX-SAR-2025

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a) The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors’ Inner Circle Fund III

CCT Thematic Equity Fund

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

JANUARY 31, 2025

THE ADVISORS’ INNER CIRCLE FUND III

CCT THEMATIC EQUITY FUND

JANUARY 31, 2025

(Unaudited)

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Other Information (Form N-CSRS Items 8-11)	20

THE ADVISORS’ INNER CIRCLE FUND III

CCT THEMATIC EQUITY FUND

JANUARY 31, 2025

(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.6%
	Shares	Value (000)
BELGIUM — 1.4%
REAL ESTATE — 1.4%
VGP	11,780	$1,009

		1,009

CANADA — 3.0%
MATERIALS — 3.0%
Franco-Nevada	16,817	2,287

		2,287

FRANCE — 4.0%
CONSUMER DISCRETIONARY — 2.1%
Accor	30,896	1,595

CONSUMER STAPLES — 1.9%
L'Oreal ADR	19,131	1,413

		3,008

HONG KONG — 1.8%
FINANCIALS — 1.8%
AIA Group	195,764	1,363

		1,363

ISRAEL — 1.6%
INDUSTRIALS — 1.6%
Fiverr International *	39,984	1,234

		1,234

JAPAN — 6.2%
FINANCIALS — 4.0%
Mitsubishi UFJ Financial Group ADR	144,133	1,817
Sumitomo Mitsui Financial Group	47,947	1,196

		3,013
INDUSTRIALS — 2.2%
FANUC	56,119	1,686

		4,699

NETHERLANDS — 1.3%
INFORMATION TECHNOLOGY — 1.3%
ASML Holding	1,344	994

		994

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

CCT THEMATIC EQUITY FUND

JANUARY 31, 2025

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SCHEDULE OF INVESTMENTS
	Shares	Value (000)
SPAIN — 4.9%
CONSUMER DISCRETIONARY — 2.5%
Industria de Diseno Textil	34,187	$1,870

FINANCIALS — 2.4%
Banco Santander ADR	350,621	1,784

		3,654

SWEDEN — 1.9%
INDUSTRIALS — 1.9%
Sandvik	69,259	1,437

		1,437

SWITZERLAND — 6.7%
CONSUMER STAPLES — 1.5%
Nestle ADR	13,072	1,111

HEALTH CARE — 2.1%
Novartis ADR	14,916	1,562

INDUSTRIALS — 3.1%
ABB ADR	43,138	2,351

		5,024

UNITED KINGDOM — 4.7%
ENERGY — 3.0%
Shell PLC ADR	34,263	2,256

FINANCIALS — 1.7%
London Stock Exchange Group	8,317	1,241

		3,497

UNITED STATES — 58.1%
COMMUNICATION SERVICES — 5.2%
Alphabet, Cl C	5,861	1,205
Verizon Communications	43,254	1,704
Walt Disney	8,738	988

		3,897
CONSUMER DISCRETIONARY — 3.8%
Amazon.com *	11,924	2,834

CONSUMER STAPLES — 2.5%
Costco Wholesale	1,935	1,896

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

CCT THEMATIC EQUITY FUND

JANUARY 31, 2025

(Unaudited)

SCHEDULE OF INVESTMENTS
	Shares	Value (000)
ENERGY — 3.2%
EOG Resources	7,608	$957
Schlumberger	35,595	1,434

		2,391
FINANCIALS — 11.1%
American Express	3,514	1,116
Berkshire Hathaway, Cl B *	3,489	1,635
Goldman Sachs Group	3,782	2,422
JPMorgan Chase	6,673	1,784
Visa, Cl A	3,994	1,365

		8,322
HEALTH CARE — 9.6%
Illumina *	14,445	1,917
Natera *	11,904	2,106
Regeneron Pharmaceuticals *	2,406	1,619
Vertex Pharmaceuticals *	3,588	1,656

		7,298
INDUSTRIALS — 1.8%
Kadant	3,599	1,342

INFORMATION TECHNOLOGY — 16.3%
Apple	7,293	1,721
Broadcom	4,563	1,010
Cadence Design Systems *	7,650	2,277
Cognex	54,363	2,169
Impinj *	9,338	1,185
IonQ *	17,558	693
NVIDIA	17,031	2,045
Snowflake, Cl A *	6,605	1,199

		12,299
REAL ESTATE — 1.0%
Terreno Realty ‡	11,155	730

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

CCT THEMATIC EQUITY FUND

JANUARY 31, 2025

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SCHEDULE OF INVESTMENTS
	Shares	Value (000)
UTILITIES — 3.6%
American Electric Power	18,546	$1,824
Atmos Energy	6,586	939

		2,763
		43,772

TOTAL COMMON STOCK
(Cost $52,402)		71,978

TOTAL INVESTMENTS— 95.6%
(Cost $52,402)		$71,978

Percentages are based on Net Assets of $75,316 (000).
*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company

As of January 31, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

CCT THEMATIC EQUITY FUND

JANUARY 31, 2025

(Unaudited)

Statement of Assets and Liabilities (000) (1)

Assets:
Investments, at Value (Cost $52,402)	$71,978
Cash and Cash Equivalents	3,316
Receivable for Capital Shares Sold	67
Reclaim Receivable	59
Dividend and Interest Receivable	40
Other Prepaid Expenses	17
Total Assets	75,477
Liabilities:
Payable for Capital Shares Redeemed	88
Payable due to Investment Adviser	13
Payable for Professional Fees	13
Due to Custodian	11
Payable due to Administrator	10
Chief Compliance Officer Fees Payable	6
Payable due to Trustees	1
Other Accrued Expenses and Other Payables	19
Total Liabilities	161
Net Assets	$75,316
Commitments and Contingencies†
Net Assets Consist of:
Paid-in Capital	$57,992
Total Distributable Earnings	17,324
Net Assets	$75,316
Institutional Shares:
Net Assets	$75,316
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	5,143,720
Net Asset Value, Offering and Redemption Price Per Share	$14.64

(1)	Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.
†	See Note 5 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

CCT THEMATIC EQUITY FUND

STATEMENT OF OPERATIONS (000)

Six Months Ended January 31, 2025 (Unaudited)
Investment Income:
Dividends	$449
Interest	88
Less: Foreign Taxes Withheld	(21)
Total Investment Income	516
Expenses:
Investment Advisory Fees	189
Administration Fees	60
Trustees' Fees	10
Chief Compliance Officer Fees	5
Professional Fees	32
Transfer Agent Fees	15
Registration and Filing Fees	13
Printing Fees	9
Custodian Fees	2
Other Expenses	13
Total Expenses	348
Less:
Waiver of Investment Advisory Fees	(102)
Net Expenses	246
Net Investment Income	270
Net Realized Gain on:
Investments	588
Foreign Currency Transactions	2
Net Realized Gain	590
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,016
Foreign Currency Translation	(1)
Net Change in Unrealized Appreciation	2,015
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	2,605
Net Increase in Net Assets Resulting from Operations	$2,875

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

CCT THEMATIC EQUITY FUND

Statements of Changes in Net Assets (000)

	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31, 2024
Operations:
Net Investment Income	$270	$823
Net Realized Gain	590	3,196
Net Change in Unrealized Appreciation	2,015	6,995
Net Increase in Net Assets Resulting From Operations	2,875	11,014
Distributions:
Institutional Shares	(2,524)	(831)
Total Distributions	(2,524)	(831)
Capital Share Transactions:
Institutional Shares
Issued	4,690	9,834
Reinvestment of Distributions	1,490	32
Redeemed	(6,772)	(7,647)
Net Institutional Shares Transactions	(592)	2,219
Net Increase (Decrease) in Net Assets From Capital Share Transactions	(592)	2,219
Total Increase (Decrease) in Net Assets	(241)	12,402
Net Assets:
Beginning of Year/Period	75,557	63,155
End of Year/Period	$75,316	$75,557
Shares Transactions:
Institutional Shares
Issued	323	766
Reinvestment of Distributions	103	2
Redeemed	(469)	(585)
Total Institutional Shares Transactions	(43)	183
Net Increase (Decrease) in Shares Outstanding From Share Transactions	(43)	183

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

CCT THEMATIC EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year/Period

	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	Period Ended July 31, 2021(1)
Net Asset Value, Beginning of Year/Period	$14.57	$12.62	$11.58	$13.62	$10.00
Income (Loss) from Investment Operations:
Net Investment Income*	0.05	0.16	0.15	0.11	0.07
Net Realized and Unrealized Gain (Loss)	0.51	1.95	1.04	(1.65)	3.60
Total from Investment Operations	0.56	2.11	1.19	(1.54)	3.67
Dividends and Distributions:
Net Investment Income	(0.06)	(0.16)	(0.15)	(0.10)	(0.05)
Capital Gains	(0.43)	—	—	(0.40)	—
Total Dividends and Distributions	(0.49)	(0.16)	(0.15)	(0.50)	(0.05)
Net Asset Value, End of Year/Period	$14.64	$14.57	$12.62	$11.58	$13.62
Total Return†	3.89%	16.80%	10.35%	(11.71)%	36.75%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$75,316	$75,557	$63,155	$61,651	$54,101
Ratio of Expenses to Average Net Assets	0.65%††	0.65%	0.65%	0.65%	0.65%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	0.92%††	0.98%	1.01%	0.94%	1.35%††
Ratio of Net Investment Income to Average Net Assets	0.71%††	1.21%	1.26%	0.83%	0.65%††
Portfolio Turnover Rate‡	7%	31%	33%	22%	21%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
(1)	Commenced operations on September 30, 2020.
*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

CCT THEMATIC EQUITY FUND

JANUARY 31, 2025

(Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 49 funds. The financial statements herein are those of the CCT Thematic Equity Fund (the “Fund”). The investment objective of the Fund is to seek long-term capital appreciation. The Fund is classified as a diversified investment company. Chevy Chase Trust Company serves as the Fund’s investment adviser (the “Adviser”). The Fund currently offers Institutional Shares. The Fund commenced operations on September 30, 2020. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on the NASDAQ Stock Market (the “NASDAQ”), the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. All investment companies held in the Fund’s portfolio are valued at the published net asset value.

THE ADVISORS’ INNER CIRCLE FUND III

CCT THEMATIC EQUITY FUND

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(Unaudited)

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

The Fund uses Intercontinental Exchange Data Pricing & Reference Data, LLC (“ICE”) as a third party fair valuation vendor when the fair value trigger is met. ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee

THE ADVISORS’ INNER CIRCLE FUND III

CCT THEMATIC EQUITY FUND

JANUARY 31, 2025

(Unaudited)

meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

There were no securities in the Fund valued in accordance with fair value procedures as of January 31, 2025.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended January 31, 2025, there have been no significant changes to the Fund’s fair valuation methodology.

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(Unaudited)

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended January 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended January 31, 2025, the Fund did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Fund or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

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Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash and Cash Equivalents— Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

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The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended January 31, 2025, the Fund paid $60,494 for these services.

The Trust and SEI Investments Distribution Co. (the “Distributor”) are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Brown Brothers Harriman & Co., acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Apex Group Ltd. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.50% of the Fund’s average daily net assets. As of January 31, 2025, the fees for these services were $189,430. The Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual fund operating expenses are below the Expense Limitation. As of January 31, 2025, the fees which were previously waived by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived to the Adviser were $169,329, $255,789, and $210,673 expiring in 2025, 2026, and 2027, respectively. During the six months ended January 31, 2025, the fund did not recoup any previously waived fees.

6. Investment Transactions:

For the six months ended January 31, 2025, the Fund made purchases of $5,067,262 and sales of $7,438,270 in investment securities, excluding in-kind transactions long-term U.S. Government and short-term securities. For the six months ended January 31, 2025, there were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS’ INNER CIRCLE FUND III

CCT THEMATIC EQUITY FUND

JANUARY 31, 2025

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7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent.

To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital as appropriate, in the period that the difference arises.

There were no permanent differences charged or credited to paid-in capital.

The tax character of dividends and distributions declared during the fiscal years ended were as follows (000):

	Ordinary Income	Long-Term Capital Gain	Total
2024	$831	$—	$831
2023	766	—	766

As of July 31, 2024, the components of Distributable Earnings on a tax basis were as follows (000):

Undistributed Ordinary Income	$546
Undistributed Long-Term Capital Gain	700
Unrealized Appreciation	15,727
Total Distributable Earnings	$16,973

During the year ended July 31, 2024, the Fund utilized short-term and long-term capital loss carryforwards to offset capital gains in the amount of $1,009 (000).

For Federal income tax purposes, the cost of securities owned at July 31, 2024 and net realized gains or losses on securities sold for the period were different from the amounts reported for financial reporting purposes. These differences were primarily due to wash sales, which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future years.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (including foreign currency) by the Fund at January 31, 2025, were as follows (000):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$52,402	$22,939	$(3,363)	$19,576

THE ADVISORS’ INNER CIRCLE FUND III

CCT THEMATIC EQUITY FUND

JANUARY 31, 2025

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8. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

American Depositary Receipts Risk — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, inflation and different legal, regulatory and tax environments. Certain of the depositary receipts in which the Fund invests may be unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Common Stock Risk — The prices of common stock may fall over short or extended periods of time. Common stock generally is subordinate to preferred stock and debt upon the liquidation or bankruptcy of the issuing company.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

Foreign Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

THE ADVISORS’ INNER CIRCLE FUND III

CCT THEMATIC EQUITY FUND

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Foreign Investment Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, inflation and different legal, regulatory and tax environments. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Management Risk — The value of the Fund may decline if the Adviser’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

REITs Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs are subject to the risks associated with the direct ownership of real estate. Securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. The Fund's investments are concentrated in issuers conducting business in the real estate industry, and therefore the Fund is subject to risks associated with legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Sector Risk — The risk that from time to time, based on market or economic conditions, the Fund may have positions in various sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Small and Medium Capitalization Companies Risk — The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger

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companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Thematic Investing Strategy Risk — The Adviser manages the Fund’s assets pursuant to its proprietary Thematic-focused investment strategy. The value of the Fund may decline if, among other reasons, Themes beneficial to the Fund do not develop as anticipated or maintain over time, companies selected by the Adviser for inclusion in the Fund’s portfolio as a result of Thematic analysis do not perform as anticipated, the Adviser fails to identify or declines to include in the Fund’s portfolio profitable companies that would have been beneficial to a Theme, or other investment strategies generally outperform Thematic investing based on a variety of factor.

9. Shareholder Concentration:

At January 31, 2025, 94% of the total shares outstanding were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding. The shareholders are comprised of a omnibus accounts that were held on behalf of various individual shareholders.

Clients and employees of Chevy Chase Trust Company may invest in the Fund on the same terms as other investors. In addition, securities in the Fund may trade at different times than the same securities are traded in Chevy Chase Trust Company accounts outside the Fund for the same investors.

10. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. Recent Accounting Pronouncement:

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Fund’s Adviser acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective

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which is executed by the Fund’s portfolio managers. The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

12. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

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OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

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CCT Thematic Equity Fund

P.O. Box 588

Portland, ME 04112

1-888-288-0002

Investment Adviser:

Chevy Chase Trust Company

7501 Wisconsin Avenue, 1500W,

Bethesda, MD 20814

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

CCT-SA-001-0500

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b)       There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)       Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: April 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: April 4, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer
Date: April 4, 2025